Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Reconciliation Of Carrying Amount of Intangible Assets And Goodwill
i)	Reconciliation of carrying amount

	Software	Goodwill	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$

Cost
At January 1, 2020	66	709	1,644	17	2,436
Additions	6	—	—	*	6
Acquisitions – internally developed	12	—	—	—	12
Acquisition through business combination	2	3	—	—	5
Disposals/Write-off	(2)	—	—	—	(2)
Effects of movements in exchange rates	*	—	—	*	*
At December 31, 2020	84	712	1,644	17	2,457
Additions	2	—	—	1	3
Acquisitions – internally developed	9	—	—	—	9
Disposals/Write-off/Derecognition	(1)	—	—	—	(1)
Effects of movements in exchange rates	(5)	—	—	*	(5)
At December 31, 2021	89	712	1,644	18	2,463

*	Amount less than $1 million

	Software	Goodwill	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$

Accumulated amortization and impairment losses
At January 1, 2020	27	28	1,188	13	1,256
Amortization for the year	18	—	242	1	261
Disposal	(2)	—	—	—	(2)
Impairment loss	—	28	—	—	28
Effects of movements in exchange rates	*	—	—	1	1
At December 31, 2020	43	56	1,430	15	1,544
Amortization for the year	21	—	214	1	236
Disposal/Derecognition	(1)	—	—	—	(1)
Impairment loss	—	8	—	—	8
Effects of movements in exchange rates	*	1	—	*	1
At December 31, 2021	63	65	1,644	16	1,788
Carrying amounts
At January 1, 2020	39	681	456	4	1,180
At December 31, 2020	41	656	214	2	913
At December 31, 2021	26	647	—	2	675

*	Amount less than $1 million

Summary Of Amortization Of Intangible Assets	The amortization of intangible assets is predominantly included in ‘Cost of revenue’ (see Note 20(iii)).

	2021	2020	2019
(in $ millions)	$	$	$

Amortization of intangible assets	236	261	538

Summary Of Impairment Loss On Goodwill
Impairment losses on goodwill are included in ‘Other expenses’ (see Note 20(ii)).

	2021	2020	2019
(in $ millions)	$	$	$

Impairment loss on goodwill	8	28	28

Summary Of Impairment Testing For CGUs Containing Goodwill
For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2021	2020
(in $ millions)	reference	$	$

Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Indonesia Payment CGU	6(iv)(b)	34	34
Multiple units without significant goodwill		7	16